Financial Instruments (Details) (Recurring, Level 2 market data, USD $) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Recurring | Level 2 market data
Financial Instruments
Fair value of senior notes	$ 1.5	$ 1.3